Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the section titled “Executive Compensation—Compensation Discussion and Analysis” above.
					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(3)	Average Summary Compensation Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(4)	Li-Cycle’s Cumulative TSR	WilderHill Clean Energy Index Cumulative TSR(5)	Net Income ($millions)	Company Selected Measure(6)
2023	$2,323,258	$243,643	$1,536,578	$48,051	$5.59	$34.75	($138.0)	N/A
2022TP	$87,431	($239,144)	$84,865	($247,326)	$45.46	$44.81	$1.6	N/A
2022	$1,854,860	$151,441	$1,922,211	$925,211	$56.92	$53.47	($50.3)	N/A
2021	$2,861,997	$4,765,860	$2,008,656	$3,581,556	$123.59	$102.83	($70.5)	N/A
(1)
For each applicable year, Mr. Kochhar was the CEO. For 2023 and 2022TP, Other NEOs were Messrs. Johnston, Storrie and DeLuca and Ms. Simpson. For 2022, Other NEOs were Messrs. Johnston, Storrie, DeLuca and MacInnis and Ms. Simpson. For 2021, Other NEOs were Messrs. Johnston, MacInnis, Phalpher and Biederman.

(2)
Amounts shown in these columns represent a) the total compensation reported in the Summary Compensation Table for our CEO and b) the average of the total compensation reported in the Summary Compensation Table for our Other NEOs as reported in the applicable year, respectively.

(3)	Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated years and adjusted as shown in the table below.
	2023 (Mr. Kochhar)	2022TP (Mr. Kochhar)	2022 (Mr. Kochhar)	2021 (Mr. Kochhar)
Reported SCT Total Compensation	$2,323,258	$87,431	$1,854,860	$2,861,997
Subtract: Equity Award Values Reported in the SCT	($1,687,500)	$0	($875,000)	($2,363,000)
Add: Year End Fair Value of Equity Awards Granted in the Year	$133,692	$0	$665,728	$2,810,888
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$112,430
Add/Subtract: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	($602,739)	$(326,575)	($1,066,446)	$0
Add/Subtract: Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$76,932	$0	($427,701)	$1,343,545
Compensation Actually Paid	$243,643	($239,144)	$151,441	$4,765,860
(4)
Amounts reported in this column are based on the average of the total compensation reported for our Other NEOs in the Summary Compensation Table for the indicated years and adjusted as shown in the table below. Fair value of equity awards was computed in the same manner as fair value was computed for equity awards granted to our CEO, as described above.

	2023	2022TP	2022	2021
Average Reported SCT Total Compensation	$1,536,578	$84,865	$1,922,211	$2,008,656
Subtract: Average Equity Award Values Reported in the SCT	($931,358)	$0	($1,283,499)	($1,560,000)
Add: Average Year End Fair Value of Equity Awards Granted in the Year	$73,787	$0	$992,447	$1,858,624
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$77,926
Add/Subtract: Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	($697,739)	($332,191)	($336,858)	$0
Add/Subtract: Average Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$66,784	$0	($369,091)	$1,196,350
Average Compensation Actually Paid	$48,051	($247,326)	$925,211	$3,581,556
(5)	For each indicated year, amounts shown in this column represents the cumulative total shareholder return for the WilderHill Clean Energy Index.
(6)
As noted in the Compensation Discussion and Analysis, for 2023, the principal incentive elements in the Company’s executive compensation program were delivered in the form of annual cash bonuses and equity awards in the form of time-vesting stock options and RSUs. As is the case with many companies in the early-stage battery recycling and battery technology industries, the Company’s annual short-term incentive plan objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. Accordingly, the Company determined that it did not have any financial performance measure which would constitute a “Company-Selected Measure” for purposes of this disclosure.

Company Selected Measure Name		As noted in the Compensation Discussion and Analysis, for 2023, the principal incentive elements in the Company’s executive compensation program were delivered in the form of annual cash bonuses and equity awards in the form of time-vesting stock options and RSUs. As is the case with many companies in the early-stage battery recycling and battery technology industries, the Company’s annual short-term incentive plan objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. Accordingly, the Company determined that it did not have any financial performance measure which would constitute a “Company-Selected Measure” for purposes of this disclosure.
Named Executive Officers, Footnote
(1)
For each applicable year, Mr. Kochhar was the CEO. For 2023 and 2022TP, Other NEOs were Messrs. Johnston, Storrie and DeLuca and Ms. Simpson. For 2022, Other NEOs were Messrs. Johnston, Storrie, DeLuca and MacInnis and Ms. Simpson. For 2021, Other NEOs were Messrs. Johnston, MacInnis, Phalpher and Biederman.

Peer Group Issuers, Footnote
(5)	For each indicated year, amounts shown in this column represents the cumulative total shareholder return for the WilderHill Clean Energy Index.

PEO Total Compensation Amount	$ 87,431	$ 2,323,258	$ 1,854,860	$ 2,861,997
PEO Actually Paid Compensation Amount	(239,144)	$ 243,643	151,441	4,765,860
Adjustment To PEO Compensation, Footnote
(3)	Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated years and adjusted as shown in the table below.
	2023 (Mr. Kochhar)	2022TP (Mr. Kochhar)	2022 (Mr. Kochhar)	2021 (Mr. Kochhar)
Reported SCT Total Compensation	$2,323,258	$87,431	$1,854,860	$2,861,997
Subtract: Equity Award Values Reported in the SCT	($1,687,500)	$0	($875,000)	($2,363,000)
Add: Year End Fair Value of Equity Awards Granted in the Year	$133,692	$0	$665,728	$2,810,888
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$112,430
Add/Subtract: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	($602,739)	$(326,575)	($1,066,446)	$0
Add/Subtract: Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$76,932	$0	($427,701)	$1,343,545
Compensation Actually Paid	$243,643	($239,144)	$151,441	$4,765,860

Non-PEO NEO Average Total Compensation Amount	84,865	$ 1,536,578	1,922,211	2,008,656
Non-PEO NEO Average Compensation Actually Paid Amount	(247,326)	$ 48,051	925,211	3,581,556
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column are based on the average of the total compensation reported for our Other NEOs in the Summary Compensation Table for the indicated years and adjusted as shown in the table below. Fair value of equity awards was computed in the same manner as fair value was computed for equity awards granted to our CEO, as described above.

	2023	2022TP	2022	2021
Average Reported SCT Total Compensation	$1,536,578	$84,865	$1,922,211	$2,008,656
Subtract: Average Equity Award Values Reported in the SCT	($931,358)	$0	($1,283,499)	($1,560,000)
Add: Average Year End Fair Value of Equity Awards Granted in the Year	$73,787	$0	$992,447	$1,858,624
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$77,926
Add/Subtract: Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	($697,739)	($332,191)	($336,858)	$0
Add/Subtract: Average Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$66,784	$0	($369,091)	$1,196,350
Average Compensation Actually Paid	$48,051	($247,326)	$925,211	$3,581,556

Compensation Actually Paid vs. Total Shareholder Return
As illustrated in the table above and the charts below, the Compensation Actually Paid (calculated as required under SEC rules) to our CEO and Other Named Executive Officers over the past three fiscal years has directionally aligned with the Company’s TSR and net income.
The chart below describes the relationship between compensation actually paid to our chief executive officer and the average of the compensation actually paid to our Other NEOs (as calculated above) and our cumulative total shareholder return (TSR) for the indicated years. In addition, the chart compares our cumulative TSR and our peer group’s cumulative TSR for the indicated years. In each case, TSR is measured starting from August 11, 2021 (the date we first started trading on the NYSE) through the end of FY2021, FY2022 and FY2023:

Compensation Actually Paid vs. Net Income
As illustrated in the table above and the charts below, the Compensation Actually Paid (calculated as required under SEC rules) to our CEO and Other Named Executive Officers over the past three fiscal years has directionally aligned with the Company’s TSR and net income.
The chart below illustrates the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our Other NEOs and Li-Cycle’s net income.

Total Shareholder Return Vs Peer Group
As illustrated in the table above and the charts below, the Compensation Actually Paid (calculated as required under SEC rules) to our CEO and Other Named Executive Officers over the past three fiscal years has directionally aligned with the Company’s TSR and net income.
The chart below describes the relationship between compensation actually paid to our chief executive officer and the average of the compensation actually paid to our Other NEOs (as calculated above) and our cumulative total shareholder return (TSR) for the indicated years. In addition, the chart compares our cumulative TSR and our peer group’s cumulative TSR for the indicated years. In each case, TSR is measured starting from August 11, 2021 (the date we first started trading on the NYSE) through the end of FY2021, FY2022 and FY2023:

Tabular List, Table
The Company’s executive compensation program reflects a variable pay-for-performance philosophy. The four operating performance measures listed below represent the most important metrics we used to link CAP to financial performance for fiscal year 2023, as further described in Compensation Discussion and Analysis.
Performance Measure
Operating and commercial performance indicator – Spoke availability
Health and safety performance indicator – total recordable incident frequency rate
Good corporate citizen performance indicator – number of business interruptions
Optimal cash management performance indicator – performance against budget

Total Shareholder Return Amount	45.46	$ 5.59	56.92	123.59
Peer Group Total Shareholder Return Amount	44.81	34.75	53.47	102.83
Net Income (Loss)	$ 1,600,000	$ (138,000,000)	$ (50,300,000)	$ (70,500,000)
PEO Name	Mr. Kochhar	Mr. Kochhar	Mr. Kochhar	Mr. Kochhar
Measure:: 1
Pay vs Performance Disclosure
Name		Operating and commercial performance indicator – Spoke availability
Measure:: 2
Pay vs Performance Disclosure
Name		Health and safety performance indicator – total recordable incident frequency rate
Measure:: 3
Pay vs Performance Disclosure
Name		Good corporate citizen performance indicator – number of business interruptions
Measure:: 4
Pay vs Performance Disclosure
Name		Optimal cash management performance indicator – performance against budget
PEO | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,687,500)	$ (875,000)	$ (2,363,000)
PEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	133,692	665,728	2,810,888
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	112,430
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,575)	(602,739)	(1,066,446)	0
PEO | Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	76,932	(427,701)	1,343,545
Non-PEO NEO | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(931,358)	(1,283,499)	(1,560,000)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	73,787	992,447	1,858,624
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	77,926
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(332,191)	(697,739)	(336,858)	0
Non-PEO NEO | Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 66,784	$ (369,091)	$ 1,196,350